INVESTMENT IN BIG RIDGE GOLD CORP. (Details 3)	12 Months Ended
Dec. 31, 2021 CAD ($)
Statement [Line Items]
Equity loss (June 9, 2021 to December 31, 2021)	$ (3)
BIG RIDGE GOLD CORP [Member]
Statement [Line Items]
Net Assets Carrying value, beginning balance	0
Initial Recognition on June 9, 2021	12,769
Equity loss (June 9, 2021 to December 31, 2021)	4,583
Other increases in equity of Big Ridge Gold	6,972
Net Assets Carrying value, endning balance	15,158
First Mining's share of net assets	1,667
Dilution event in Q2, 2021	(588)
Incremental fair value of Hope Brook mineral property	412
Carrying value	$ 1,491